Investment in AquaBounty - Summary of Preliminary Estimated Fair Value of Assets Acquired and Liabilities Assumed at the Acquisition Date (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Mar. 15, 2013 AquaBounty [Member] Scenario, Plan [Member]
Business Acquisition [Line Items]
Cash			$ 5,419
Short-term investments			14
Trade receivables			4
Other receivables			9
Prepaid expenses and other			200
Property, plant and equipment			1,241
Intangible assets			14,900
Other assets			22
Total assets acquired			21,809
Accounts payable			156
Accrued compensation and benefits			94
Other accrued liabilities			395
Long-term debt			2,199
Total liabilities assumed			2,844
Net assets acquired			18,965
Goodwill	13,846	0	13,846
Total consideration			$ 32,811